Share-based compensation, Non-vested Share Awards (Details)	12 Months Ended			98 Months Ended
	Dec. 31, 2024 CHF (SFr) EquityInstruments	Dec. 31, 2023 CHF (SFr) EquityInstruments	Dec. 31, 2022 CHF (SFr) EquityInstruments	Dec. 31, 2024 CHF (SFr) EquityInstruments
Weighted Average grant date fair value [Abstract]
Expense charged against the income statement | SFr	SFr 5,500,000	SFr 4,400,000	SFr 3,300,000
Restricted Stock Units
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	1,094,876	1,187,570	239,194
Number of non-vested shares [Abstract]
Non-vested at beginning of period (in shares)	1,003,743	216,486	797
Forfeited during the year (in shares)	(97,841)	(134,947)
Exercised during the year (in shares)	(99,018)	(55,503)
Granted during the year (in shares)	1,094,876	1,187,570	239,194
Vested during the year	(1,064,554)	(265,366)	(23,505)
Non-vested at end of period (in shares)	822,740	1,003,743	216,486	822,740
Vested and exercisable (in shares)	1,377,903	298,883	89,020	1,377,903
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, non-vested at beginning of period | SFr	SFr 1.97	SFr 3.06	SFr 9.41
Weighted average grant date fair value, forfeited during the year | SFr	3.26	2.05
Weighted average grant date fair value, exercised during the year | SFr	2.54	2.37
Weighted average grant date fair value, granted during the year | SFr	4.04	1.89	3.06
Weighted average grant date fair value, vested during the year | SFr	3.05	2.46	3.28
Weighted average grant date fair value, non-vested at end of period | SFr	3.12	1.97	3.06	SFr 3.12
Weighted average grant date fair value, vested and exercisable | SFr	SFr 3.25	SFr 4.08	SFr 7.84	SFr 3.25
Restricted Stock Units | Directors
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				305,948
Vesting conditions	1 year
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)				305,948
Restricted Stock Units | Executives
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				1,415,118
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)				1,415,118
Restricted Stock Units | Employees
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				995,277
Vesting conditions	3 years
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)				995,277
Restricted Stock Units, first vesting conditions | Executives
Share-based payment arrangement [Abstract]
Vesting conditions	1 year
Restricted Stock Units, second vesting conditions | Executives
Share-based payment arrangement [Abstract]
Vesting conditions	3 years
Restricted Stock Units, third vesting conditions | Executives
Share-based payment arrangement [Abstract]
Vesting conditions	4 years